                              [ANNOTATED FORM N-Q]

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07927

Morgan Stanley Financial Services Trust
                                     (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)                               (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                                           (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: May 31, 2005

Date of reporting period: August 31, 2004

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY FINANCIAL SERVICES TRUST
PORTFOLIO OF INVESTMENTS AUGUST 31, 2004 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------

    NUMBER OF
     SHARES                                                                                                VALUE
------------------                                                                                  --------------------
                  COMMON STOCKS (99.4%)
                  Finance/Rental/Leasing (20.0%)

     151,000      Capital One Financial Corp.                                                       $        10,231,760
     50,300       CIT Group, Inc.                                                                             1,797,722
     289,200      Countrywide Financial Corp.                                                                10,281,060
     235,500      Fannie Mae                                                                                 17,532,975
     133,500      Freddie Mac                                                                                 8,960,520
     430,800      MBNA Corp.                                                                                 10,399,512
                                                                                                    --------------------
                                                                                                             59,203,549
                                                                                                    --------------------
                  Financial Conglomerates (21.5%)
     431,200      Citigroup Inc.                                                                             20,085,296
     699,612      J.P. Morgan Chase & Co.                                                                    27,690,643
     167,800      Prudential Financial, Inc.                                                                  7,749,004
     179,900      State Street Corp.                                                                          8,120,686
                                                                                                    --------------------
                                                                                                             63,645,629
                                                                                                    --------------------
                  Investment Banks/Brokers (13.3%)
     302,000      Ameritrade Holding Corp. *                                                                  3,439,780
     141,600      Goldman Sachs Group, Inc. (The)                                                            12,694,440
     '52,100      Legg Mason, Inc.                                                                            4,203,428
     '94,900      Lehman Brothers Holdings Inc.                                                               7,012,161
     237,800      Merrill Lynch & Co., Inc.                                                                  12,144,446
                                                                                                    --------------------
                                                                                                             39,494,255
                                                                                                    --------------------
                  Investment Managers (2.0%)
     111,600      Franklin Resources, Inc.                                                                    5,944,932
                                                                                                    --------------------

                  Major Banks (15.9%)
     440,200      Bank of America Corp.                                                                      19,800,196
     488,300      Mitsubishi Tokyo Financial Group, Inc. (Japan)                                              4,423,998
     102,600      Wachovia Corp.                                                                              4,812,966
     307,500      Wells Fargo & Co.                                                                          18,065,625
                                                                                                    --------------------
                                                                                                             47,102,785
                                                                                                    --------------------
                  Multi-Line Insurance (8.8%)
     249,300      American International Group, Inc.                                                         17,760,132
     136,300      Hartford Financial Services Group, Inc. (The)                                               8,336,108
                                                                                                    --------------------
                                                                                                             26,096,240
                                                                                                    --------------------
                  Packaged Software (1.0%)
     68,800       Intuit Inc. *                                                                               2,909,552
                                                                                                    --------------------

                  Property - Casualty Insurers (5.7%)
     154,500      Allstate Corp. (The)                                                                        7,293,945
      1,840       Berkshire Hathaway, Inc. (Class B)  *                                                       5,324,960
     63,000       XL Capital Ltd. (Class A)                                                                   4,422,600
                                                                                                    --------------------
                                                                                                             17,041,505
                                                                                                    --------------------
                  Regional Banks (11.2%)
     52,900       City National Corp.                                                                         3,490,342
     38,100       M&T Bank Corp.                                                                              3,618,738
     213,000      Southwest Bancorporation of Texas, Inc.                                                     4,490,040
     141,390      Texas Regional Bancshares, Inc. (Class A)                                                   4,134,244
     462,700      U.S. Bancorp                                                                               13,649,650
     94,300       UCBH Holdings, Inc.                                                                         3,786,145
                                                                                                    --------------------
                                                                                                             33,169,159
                                                                                                    --------------------
                  TOTAL COMMON STOCKS
                    (Cost $243,443,948)                                                                     294,607,606
                                                                                                    --------------------

    PRINCIPAL
    AMOUNT IN
    THOUSANDS                                                                                              VALUE
------------------                                                                                  --------------------
                  SHORT-TERM INVESTMENT (0.3%)
                  REPURCHASE AGREEMENT
      $910        Joint repurchase agreement account 1.57% due 09/01/04
                  (dated 08/31/04; proceeds $910,040)
                  (a) (Cost $910,000)                                                                            910,000
                                                                                                    --------------------

                  TOTAL INVESTMENTS
                    (Cost $244,353,948)  (b)                                         99.7%                  295,517,606
                  OTHER ASSETS IN EXCESS OF LIABILITIES                               0.3                     1,038,947
                                                                                 --------------     --------------------
                  NET ASSETS                                                        100.0%                 $296,556,553
                                                                                 ==============     ====================

*   Non-income producing security.
(a) Collateralized by federal agency and U.S. Treasury obligations.
(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $54,202,670 and the aggregate gross unrealized depreciation is $3,039,012, resulting in net unrealized appreciation of $51,163,658.

MORGAN STANLEY BIOTECHNOLOGY FUND
PORTFOLIO OF INVESTMENTS AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------------------------------------------------------

     NUMBER OF
      SHARES                                                                                                       VALUE
--------------------                                                                                        --------------------
                          COMMON STOCKS (96.3%)
                          Biotechnology (81.4%)

          9,225           Abgenix, Inc.*                                                                    $            91,789
          4,650           Adolor Corp.*                                                                                  53,475
          4,900           Alexion Pharmaceuticals, Inc.*                                                                 80,164
         33,850           Alnylam Pharmaceuticals, Inc.*                                                                186,175
         29,190           Amgen Inc.*                                                                                 1,730,675
         26,790           Amylin Pharmaceuticals, Inc.*                                                                 530,174
         21,900           Aphton Corp.*                                                                                  86,505
         31,525           Applera Corp. - Celera Genomics Group*                                                        339,524
         22,500           Array BioPharma, Inc.*                                                                        153,000
         13,130           Biogen Idec Inc.*                                                                             779,003
         15,780           Celgene Corp.*                                                                                895,515
          3,045           Cephalon, Inc.*                                                                               143,145
          4,550           Charles River Laboratories International, Inc.*                                               198,152
          5,930           Chiron Corp.*                                                                                 251,313
         22,200           ConjuChem Inc. (Canada)*                                                                       63,941
          4,500           Cubist Pharmaceuticals, Inc.*                                                                  35,415
         24,330           CuraGen Corp.*                                                                                127,003
         21,720           CV Therapeutics, Inc.*                                                                        278,668
         18,300           Cytokinetics, Inc.*                                                                           177,327
         14,575           deCODE genetics, Inc.*                                                                         81,620
          9,000           Dendreon Corp.*                                                                                88,470
         13,400           Diversa Corp.*                                                                                107,200
          9,900           DOV Pharmaceutical, Inc.*                                                                     155,430
         11,600           Dyax Corp.                                                                                     92,104
         34,600           Encysive Pharmaceuticals, Inc.*                                                               273,340
         36,865           Exelixis, Inc.*                                                                               287,547
          1,910           Genentech, Inc.*                                                                               93,170
          4,250           Gen-Probe Inc.*                                                                               153,425
          4,135           Genzyme Corp.*                                                                                223,290
         15,215           Gilead Sciences, Inc.*                                                                      1,051,813
         22,100           GTx, Inc.*                                                                                    236,912
         17,000           Harvard Biosciences, Inc.*                                                                     83,640
          4,415           ImClone Systems, Inc.*                                                                        235,231
         76,000           Incyte Genomics, Inc.*                                                                        519,080
         11,500           Keryx Biopharmaceuticals, Inc.*                                                               127,995
          7,275           Ligand Pharmaceuticals Inc. (Class B)*                                                         71,513
          4,675           Martek Biosciences Corp.*                                                                     249,645
         14,340           MedImmune, Inc.*                                                                              342,296
         10,800           Memory Pharmaceuticals Corp.*                                                                  77,425
          7,400           MGI Pharma, Inc.*                                                                             171,902
          4,870           Millennium Pharmaceuticals, Inc.*                                                              57,904
          7,700           Nabi Biopharmaceuticals*                                                                       89,936
          2,295           Neurocrine Biosciences, Inc.*                                                                 114,222
          8,705           NPS Pharmaceuticals, Inc.*                                                                    182,805
          2,675           Onyx Pharmaceuticals, Inc.*                                                                    99,350
          1,450           OSI Pharmaceuticals Inc.*                                                                      86,406
         23,900           Regeneron Pharmaceuticals, Inc.*                                                              212,949
         32,400           Serono SA (ADR) (Switzerland)                                                                 516,132
          2,200           Techne Corp.*                                                                                  85,228
         54,210           Telik, Inc.*                                                                                1,026,737
          5,070           Transkaryotic Therapies, Inc.*                                                                 79,853
          6,900           Trimeris, Inc.*                                                                                83,076
          6,900           VaxGen, Inc.*                                                                                  73,830

         16,000           Vertex Pharmaceuticals Inc.*                                                                  155,680
          6,275           Vicuron Pharmaceuticals, Inc.*                                                                 93,749
          7,200           ZymoGenetics, Inc.*                                                                           107,712
                                                                                                            --------------------
                                                                                                                     13,989,580
                                                                                                            --------------------
                          Electronic Equipment/Instruments (1.0%)
          6,360           Thermo Electron Corp.*                                                                        167,077
                                                                                                            --------------------

                          Industrial Specialties (0.4%)
          3,900           Symyx Technologies, Inc.*                                                                      73,905
                                                                                                            --------------------

                          Medical Specialties (5.5%)
         10,555           Applera Corp. - Applied Biosystems Group                                                      200,967
          9,700           Cypress Bioscience, Inc.*                                                                      99,910
          2,800           Dade Behring Holdings Inc.*                                                                   147,196
          7,202           Fisher Scientific International, Inc.*                                                        410,298
         27,400           Trinity Biotech PLC (ADR) (Ireland)*                                                           79,460
                                                                                                            --------------------
                                                                                                                        937,831
                                                                                                            --------------------
                          Pharmaceuticals: Major (0.4%)
            750           Roche Holding AG (Switzerland)                                                                 72,650
                                                                                                            --------------------

                          Pharmaceuticals: Other (7.6%)
         13,300           AtheroGenics, Inc.*                                                                           223,307
         12,800           Elan Corp. PLC (ADR) (Ireland)*                                                               289,664
          2,150           Forest Laboratories, Inc.*                                                                     98,578
          8,300           NitroMed, Inc.*                                                                               152,969
         15,900           Teva Pharmaceutical Industries Ltd. (ADR) (Israel)                                            433,275
          3,400           United Therapeutics Corp.*                                                                    101,014
                                                                                                            --------------------
                                                                                                                      1,298,807
                                                                                                            --------------------
                          TOTAL COMMON STOCKS
                            (Cost $14,943,276)                                                                       16,539,850
                                                                                                            --------------------
     PRINCIPAL
     AMOUNT IN
     THOUSANDS
--------------------
                         SHORT-TERM INVESTMENT (3.8%)
                         REPURCHASE AGREEMENT
          $663           Joint repurchase agreement account 1.57%
                         due 09/01/04 (dated 08/31/04;
                          proceeds $663,029) (a) (Cost $663,000)                                                       663,000
                                                                                                           --------------------

                         TOTAL INVESTMENTS
                           (Cost $15,606,276) (b)                                           100.1%                  17,202,850
                         LIABILITIES IN EXCESS OF OTHER ASSETS                              (0.1)                      (24,728)
                                                                                        ---------------    --------------------
                         NET ASSETS                                                         100.0%                 $17,178,122
                                                                                        ===============    ====================

------------------------------

  ADR    American Depository Receipt.
   *     Non-income producing security.
  (a)    Collateralized by federal agency and U.S. Treasury obligations.
  (b)    The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $2,593,262 and the aggregate gross unrealized depreciation is $996,688 resulting in net

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

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                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Financial Services Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
October 20, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
October 20, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
October 20, 2004

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